CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 4,924	$ 4,994	$ 9,825	$ 10,096
Cost of sales	2,331	2,337	4,642	4,830
Gross Profit	2,593	2,657	5,183	5,266
Research and development expenses, net	339	298	668	590
Selling and marketing expenses	982	981	1,977	1,909
General and administrative expenses	319	316	626	628
Legal settlements, impairments, restructuring and others	1,539	55	1,624	204
Operating income (loss)	(586)	1,007	288	1,935
Financial expenses - net	89	97	264	167
Income (loss) before income taxes	(675)	910	24	1,768
Provision for income taxes	(222)	39	(169)	30
Share in losses of associated companies - net	3	12	23	24
Net income (loss)	(456)	859	170	1,714
Net loss attributable to non-controlling interests	(4)	(4)	(8)	(8)
Net income (loss) attributable to Teva.	$ (452)	$ 863	$ 178	$ 1,722
Earnings (loss) per share attributable to Teva:
Basic	$ (0.53)	$ 0.99	$ 0.21	$ 1.97
Diluted	$ (0.53)	$ 0.99	$ 0.21	$ 1.96
Weighted average number of shares (in millions):
Basic	849	871	852	876
Diluted	849	873	853	878